ACCOUNTS RECEIVABLE - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer 1
Disclosure of major customers [line items]
Percentage of total accounts receivable	15.77%	38.50%
Customer 2
Disclosure of major customers [line items]
Percentage of total accounts receivable	13.51%	26.50%
Customer 3
Disclosure of major customers [line items]
Percentage of total accounts receivable	10.98%
Customer 4
Disclosure of major customers [line items]
Percentage of total accounts receivable	10.02%